Organization, Acquisitions And Basis Of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Organization, Acquisitions And Basis Of Presentation [Abstract]
Organization, Acquisitions And Basis of Presentation

1. Organization, Acquisitions and Basis of Presentation

Exopack Holding Corp. and subsidiaries (the "Company") was formed in October of 2005 through the acquisition and consolidation of three flexible packaging businesses, including Exopack Holding Corporation ("Exopack"), Cello-Foil Products, Inc. ("Cello-Foil"), and The Packaging Group ("TPG"). Following this acquisition and consolidation, the Company is wholly-owned by Exopack Key Holdings, LLC, which is a wholly-owned subsidiary of CPG Finance, Inc. ("CPG"), an affiliate of Sun Capital Partners, Inc. ("Sun Capital").

The Company operates 18 manufacturing facilities located throughout the United States, United Kingdom, and Canada and operates one distribution warehouse in China. The Company operates four manufacturing facilities in the pet food and specialty packaging segment, all of which are owned properties. The Company operates seven manufacturing facilities in the consumer food and specialty packaging segment, of which the Company leases two, including one manufacturing facility in Ontario, Canada, and owns the remaining five facilities. The Company operates five facilities in the performance packaging segment, of which the Company leases two and owns the remaining three facilities. The Company operates two manufacturing facilities and one distribution warehouse in the coated products segment, all of which the Company leases, including one manufacturing facility in North Wales, United Kingdom and one warehouse in Guangzhou, China. During the quarter ended September 30, 2011, the Company closed its manufacturing facility located in Longview, Texas. The Company transferred equipment from the Longview facility to other performance packaging facilities and sold the land and building to a third party.

On August 6, 2007, the Company acquired 100% of the membership interests of InteliCoat Technologies Image Products Matthews, LLC and 100% of the outstanding shares of its affiliate, InteliCoat Technologies EF Holdco, Ltd. (collectively, "Electronic and Engineered Films Business" or "EEF"), and also acquired certain assets and assumed certain liabilities of other EEF entities (the "EEF Acquisition"). EEF, through its parent companies prior to the EEF Acquisition, was previously controlled by an affiliate of Sun Capital. The Company subsequently renamed this acquired EEF business Exopack Advanced Coatings ("EAC").

On November 28, 2007, the Company acquired certain assets and assumed certain liabilities of DuPont Liquid Packaging System's performance films business segment ("Liqui-Box"), including its Whitby, Ontario, Canada operating facility. Prior to the acquisition, the Company used Liqui-Box as a vendor for one of its Canadian facilities. The Company subsequently renamed this acquired Liqui-Box business Exopack Performance Films ("EPF").

Exopack Meat, Cheese and Specialty Acquisition

On July 13, 2010, the Company completed the acquisition of certain assets and liabilities of a packaging business previously operated by Bemis Company, Inc. The acquired business, which is referred to in this report as Exopack Meat, Cheese and Specialty ("EMCS") involves the manufacture and sale of certain packaging products in the United States and Canada, including flexible-packaging rollstock used for chunk, sliced or shredded natural cheeses packaged for retail sale and flexible-packaging shrink bags used for fresh meat. EMCS is included within the Company's consumer food and specialty packaging segment (see Note 12). The acquisition of EMCS provided the Company the unique opportunity to gain a position in the meat and cheese packaging sector and expand the Company's product offerings in the consumer food and specialty packaging segment. The purchase price paid by the Company was approximately $82.1 million. The Company expensed approximately $4.6 million of acquisition costs related to the EMCS acquisition during the year ended December 31, 2010.

The Company funded the purchase price with proceeds from a term loan that was repaid on September 24, 2010 using proceeds from the issuance of additional 11.25% senior notes due 2014 (see Note 5).

Third party net sales and operating income related to EMCS for the six months ended June 30, 2011 were approximately $73.4 million and $4.2 million, respectively. There are no comparable sales and operating income included in the six months ended June 30, 2010 because the Company acquired EMCS on July 13, 2010.

The net acquisition cost of $82.1 million has been accounted for under the provisions of the Financial Accounting Standards Board ("FASB") guidance related to the purchase method of accounting and includes the following allocations:

(in thousands of dollars)	EMCS Acquisition
Assets acquired:
Trade accounts receivable	$10,927
Other receivables	220
Inventories	12,909
Other current assets	122
Property, plant and equipment	43,894
Intangible assets	30,550
Goodwill	5,226

Total assets acquired	103,848

Liabilities assumed:
Accounts payable	(8,141)
Accrued liabilities	(4,359)
Capital lease obligations	(9,224)

Total liabilities assumed	(21,724)

Purchase price paid	$82,124

Proforma net sales and operating loss have been calculated as though the EMCS acquisition date was January 1, 2010. Proforma net sales and net loss for the nine months ended September 30, 2010 were approximately $648.0 million and $2.5 million, respectively.

The unaudited proforma financial information presented above does not purport to be indicative of the future results of operations of the combined businesses.

Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information and pursuant to the instructions to Form 10-Q and Article 10 of Regulation S-X of the Securities Exchange Act of 1934, as amended. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted from this report. It is management's opinion, however, that all material adjustments (consisting only of normal recurring adjustments, unless otherwise noted) have been made which are necessary for a fair statement of the Company's financial position, results of operations and cash flows. The results for the interim periods are not necessarily indicative of the results to be expected for any other interim period, for the fiscal year or for any future period.

The consolidated balance sheet at December 31, 2010 has been derived from the audited financial statements at that date but does not include all of the information and disclosures required by accounting principles generally accepted in the United States of America for complete financial statements. For further information, refer to the consolidated financial statements and notes thereto included in the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2010.

Certain prior year amounts have been reclassified in order to conform with the 2011 presentation.

Variable Interest Entity

During 2009, the Company entered into a joint venture with INDEVCO Group, a Lebanese-based manufacturer ("INDEVCO"). The Company determined that the joint venture is a variable interest entity ("VIE") under FASB guidance related to accounting for variable interest entities and that the Company is not the primary beneficiary of the VIE. The VIE consists of a manufacturing operation, located within an existing manufacturing facility owned by INDEVCO in Lebanon, used to co-extrude polyethylene film for use in flexible packaging. During 2010, the VIE purchased and installed the necessary equipment and production commenced. The Company's maximum exposure to loss as a result of its involvement with the unconsolidated VIE is limited to the Company's recorded investment in this VIE, which was approximately $652,000 at September 30, 2011. For the three month period ending September 30, 2011, the Company recognized approximately $12,000 as its share of income from the joint venture's operations and received no loan payments. For the nine month period ending September 30, 2011, the Company recognized approximately $31,000 as its share of the loss of the joint venture's operations and received loan payments of approximately $85,000. The Company may be subject to additional losses to the extent of any financial support that the Company provides in the future.

1. Organization and Acquisitions

Exopack Holding Corp. and subsidiaries (the "Company") was formed in October of 2005 through the acquisition and consolidation of three flexible packaging businesses, including Exopack Holding Corporation ("Exopack"), Cello-Foil Products, Inc. ("Cello-Foil"), and The Packaging Group ("TPG"). Following this acquisition and consolidation, the Company is wholly-owned by Exopack Key Holdings, LLC, which is a wholly-owned subsidiary of CPG Finance, Inc. ("CPG"), an affiliate of Sun Capital Partners, Inc. ("Sun Capital").

The Company operates 19 manufacturing facilities located throughout the United States, United Kingdom and Canada. The Company operates four manufacturing facilities in the pet food and specialty packaging segment, all of which are owned properties. The Company operates seven manufacturing facilities in the consumer food and specialty packaging segment, of which the Company leases two, including one manufacturing facility in Ontario, Canada, and owns the remaining five facilities. The Company operates six facilities in the performance packaging segment, of which the Company leases two and owns the remaining four facilities. The Company operates two manufacturing facilities in the coated products segment, both of which the Company leases, including one manufacturing facility in North Wales, United Kingdom.

On August 6, 2007, the Company acquired 100% of the membership interests of InteliCoat Technologies Image Products Matthews, LLC and 100% of the outstanding shares of its affiliate, InteliCoat Technologies EF Holdco, Ltd. (collectively, the "Electronic and Engineered Films Business" or "EEF"), and also acquired certain assets and assumed certain liabilities of other EEF entities (the "EEF Acquisition"). EEF, through its parent companies prior to the EEF Acquisition, was previously controlled by an affiliate of Sun Capital. The Company subsequently renamed this acquired EEF business Exopack Advanced Coatings ("EAC").

On November 28, 2007, the Company acquired certain assets and assumed certain liabilities of DuPont Liquid Packaging System Inc.'s performance films business segment ("Liqui-Box"), including its Whitby, Ontario, Canada operating facility. Prior to the acquisition, the Company used Liqui-Box as a vendor for one of its Canadian facilities. The Company subsequently renamed this acquired Liqui-Box business Exopack Performance Films ("EPF").

Exopack Meat, Cheese and Specialty Acquisition

On July 13, 2010, the Company completed the acquisition of certain assets and liabilities of a packaging business previously operated by Bemis Company, Inc. The acquired business, which is referred to in this report as Exopack Meat, Cheese and Specialty ("EMCS") involves the manufacture and sale of certain packaging products primarily in the United States and Canada, including flexible-packaging rollstock used for chunk, sliced or shredded natural cheeses packaged for retail sale and flexible-packaging shrink bags used for fresh meat. EMCS is included within the Company's consumer food and specialty packaging segment (see Note 11). The acquisition of EMCS provided the Company the unique opportunity to gain a position in the meat and cheese packaging sector and expand the Company's product offerings in the consumer food and specialty packaging segment. The purchase price paid by the Company was approximately $82.1 million. The Company expensed approximately $4.6 million of acquisition costs related to the EMCS acquisition during the year ended December 31, 2010, respectively.

The Company funded the purchase price with proceeds from a term loan that was repaid on September 24, 2010 using proceeds from the issuance of additional 11.25% senior notes due 2014 (see Note 4).

Third party net sales and operating income related to EMCS were approximately $74.3 million and $6.0 million, respectively, for the year ended December 31, 2010.

The net acquisition cost of $82.1 million has been accounted for under the provisions of the Financial Accounting Standards Board ("FASB") guidance related to the purchase method of accounting and includes the following allocations:

(in thousands of dollars)	EMCS Acquisition
Assets acquired:
Trade accounts receivable	$10,927
Other receivables	220
Inventories	12,909
Other current assets	122
Property, plant and equipment	43,894
Intangible assets	30,550
Goodwill	5,226
Total assets acquired	103,848
Liabilities assumed:
Accounts payable	(8,141)
Accrued liabilities	(4,359)
Capital lease obligations	(9,224)
Total liabilities assumed	(21,724)
Purchase price paid	$82,124

Unaudited pro forma net sales and operating income have been calculated as though the EMCS acquisition date was at the beginning of the years presented. Unaudited pro forma net sales were approximately $863.9 million for the year ended December 31, 2010. Unaudited pro forma net loss was approximately $1.9 million for the year ended December 31, 2010. Pro forma net sales were approximately $830.2 million and for the year ended December 31, 2009. Unaudited pro forma net loss was approximately $4.0 million for the year ended December 31, 2009.

The unaudited pro forma financial information presented above does not purport to be indicative of the future results of operations of the combined businesses.